Group statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit for the year	$ 759	$ 628	$ 750
Items that may be subsequently reclassified to profit or loss:
Gains/(losses) on cash flow hedges, including related tax credit of $14m (2024: $11m charge, 2023: $nil)	140	(124)	(30)
Gains/(losses) on net investment hedges	35	(7)	15
Costs of hedging	4	(11)	0
Hedging (gains)/losses reclassified to financial expenses	(186)	165	28
Exchange (losses)/gains on retranslation of foreign operations, including related tax charge of $2m (2024: $2m charge, 2023: $4m charge)	(91)	4	(137)
Total items that may be subsequently reclassified to profit or loss	(98)	27	(124)
Items that will not be reclassified to profit or loss:
(Losses)/gains on equity instruments classified as fair value through other comprehensive income, including related tax of $nil (2024: $nil, 2023: $1m charge)	(1)	2	(3)
Remeasurement gains/(losses) on defined benefit plans	0	4	(2)
Total items that will not be reclassified to profit or loss	(1)	6	(5)
Total other comprehensive (loss)/income	(99)	33	(129)
Total comprehensive income	660	661	621
Attributable to:
Equity holders of the parent	659	661	621
Non-controlling interest	$ 1	$ 0	$ 0